SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 17, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 69,206	$ 8,713	$ 308,782	$ 32,364
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense			308,782	178,183
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 690,397		$ 886,516	$ 0	$ 886,516